Business Description (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended
	Feb. 13, 2023	Sep. 16, 2022	Sep. 16, 2022	Mar. 31, 2023	Feb. 14, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Description (Details) [Line Items]
Business combination, shares of common stock per common unit	0.5562			0.5562
Cash acquired through reverse recapitalization				$ 34.1
Stock purchase agreement, amount authorized		$ 50.0	$ 50.0
Common stock, par value						$ 0.00001	$ 0.00001
Public Warrants [Member]
Business Description (Details) [Line Items]
Warrant, exercise price					$ 11.5
Class A Common Stock [Member]
Business Description (Details) [Line Items]
Stock purchase agreement, amount authorized				$ 50.0
Common stock, par value				$ 0.0001	$ 0.0001